Fair value measurements - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets transferred between fair value measurement levels			$ 0
Fair Value Measurements Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets measured at fair value	$ 0		0		$ 0
Financial liabilities measured at fair value	0		0		0
Impairment of non-financial assets and liabilities at fair value	0	$ 0	0	$ 0	0
Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-financial assets measured at fair value	0		0		0
Non-financial liabilities measured at fair value	$ 0		$ 0		$ 0